Expense Example - TBG Dividend Focus ETF - TBG Dividend Focus ETF Class	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	315
Expense Example, with Redemption, 10 Years	$ 725